GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill recorded on the entity's acquisitions in the U.S.
The Company has recorded the following Goodwill on its acquisitions in the U.S.:

(millions of Canadian $)	Natural Gas Pipelines	Energy	Total

Balance at January 1, 2014	2,816	880	3,696
Foreign exchange rate changes	258	80	338
Balance at December 31, 2014	3,074	960	4,034
Foreign exchange rate changes	593	185	778
Balance at December 31, 2015	3,667	1,145	4,812